UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-2835

                       AllianceBernstein Capital Reserves
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: June 30, 2003

                   Date of reporting period: December 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


AllianceBernstein
Money Reserves


[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management

Semi-Annual Report
December 31, 2003
(unaudited)

STATEMENT OF NET ASSETS
December 31, 2003 (unaudited)                   AllianceBernstein Money Reserves
================================================================================

Principal
 Amount
  (000)    Security(a)              Yield             Value
---------------------------------------------------------------

           COMMERCIAL
           PAPER-47.4%
           Abbey National NA
$   5,400  6/21/04.............     1.13%           $ 5,371,104
           Amstel Funding Corp.
   21,000  1/28/04 (b).........     1.11             20,982,518
    1,000  3/15/04 (b).........     1.13                997,677
           ASB Bank, Ltd.
    6,000  2/23/04 (b).........     1.08              5,990,460
           Atlantis One Funding
           Corp.
    6,000  3/01/04 (b).........     1.08              5,989,200
   25,000  1/08/04 (b).........     1.09             24,994,702
   15,000  4/14/04 (b).........     1.10             14,952,333
           Bank of Ireland
   18,000  5/07/04 (b).........     1.17             17,925,705
           Banque Caisse
           d'Epargne L'Etat
   15,000  3/25/04.............     1.13             14,960,625
   15,000  3/31/04.............     1.13             14,957,812
    7,000  6/07/04.............     1.19              6,963,441
           Banque Generale Du
           Luxembourg
   18,165  1/23/04.............     1.09             18,152,900
           Caisse Nationale Des
           Caisses D'epargne
   15,000  3/09/04 (b).........     1.09             14,969,117
   10,000  3/12/04 (b).........     1.09              9,978,503
   12,000  1/26/04 (b).........     1.10             11,990,833
           CBA (Finance)
           Delaware, Inc.
   16,500  2/02/04.............     1.09             16,484,013
           CDC Commercial
           Paper, Inc.
   25,500  3/26/04 (b).........     1.08             25,434,975
           Citigroup Global
           Markets Holdings, Inc.
   10,000  1/29/04.............     1.08              9,991,600
           Corporate Receivables
           Corp.
    9,000  2/04/04 (b).........     1.09              8,990,735
           Credit Lyonnais Bank
   15,000  5/17/04.............     1.17             14,933,498
           Danske Corp.
   25,000  3/17/04.............     1.08             24,943,000
    6,000  5/13/04.............     1.16              5,974,287
           Den Norske Bank
    8,433  1/22/04.............     1.10              8,427,589
           Depfa Bank Plc
    8,000  1/28/04 (b).........     1.10              7,993,400
    4,500  3/05/04 (b).........     1.10              4,491,200
   11,000  2/12/04 (b).........     1.11             10,985,819
           Edison Asset
           Securitization
   15,000  1/12/04 (b).........     1.09             14,995,004
   12,000  1/22/04 (b).........     1.10             11,992,300
   12,000  2/02/04 (b).........     1.10             11,988,267
           Galaxy Funding, Inc.
   10,000  3/11/04 (b).........     1.09              9,978,805
    7,000  3/23/04 (b).........     1.11              6,982,302
           Gemini Securitization
           Corp.
   12,000  3/15/04 (b).........     1.09             11,973,113
           Hamburg Landesbank
    5,000  2/27/04.............     1.15              4,990,896
           HBOS Treasury
           Services Plc
    9,000  2/09/04.............     1.09              8,989,373
    5,000  3/16/04.............     1.10              4,988,594
   20,000  4/14/04.............     1.10             19,936,444
   13,000  1/27/04.............     1.11             12,989,625
    6,000  2/23/04.............     1.11              5,990,195
   12,000  4/16/04.............     1.11             11,960,780
           HSBC Bank Plc
   15,000  3/10/04.............     1.09             14,968,662
   15,000  4/13/04.............     1.11             14,952,362
   10,000  3/09/04.............     1.14              9,978,467
   10,000  4/15/04.............     1.16              9,966,167
           HSH Norbank AG
    7,000  4/12/04.............     1.14              6,977,390
           ING (US) Funding Llc
    3,600  3/18/04.............     1.08              3,591,684
    7,196  2/05/04.............     1.09              7,188,374
           ING Insurance
           Holdings, Inc.
    6,000  2/19/04.............     1.10              5,991,017
    9,000  3/16/04.............     1.10              8,979,375
    6,000  2/17/04.............     1.11              5,991,305
           J.P. Morgan Chase & Co.
   17,000  1/15/04 (b).........     1.10             16,992,728
           KBC Financial
           Products, Ltd.
   15,000  2/19/04.............     1.10             14,977,542
           KFW International
           Finance, Inc.
   15,000  4/23/04 (b).........     1.12             14,947,267

STATEMENT OF NET ASSETS (continued)             AllianceBernstein Money Reserves
================================================================================

Principal
 Amount
  (000)    Security(a)              Yield             Value
---------------------------------------------------------------
           Morgan Stanley
$  19,000  2/20/04.............     1.08%          $ 18,971,500
   12,000  1/21/04.............     1.09             11,992,733
           National Bank of
           New Zealand
   12,000  4/01/04 (b).........     1.08             11,967,240
    6,000  3/22/04 (b).........     1.09              5,985,285
           Nordea North
           America, Inc.
   12,500  2/23/04.............     1.08             12,480,125
   12,500  2/24/04.............     1.08             12,479,750
           Nordeutsche
           Landesbank
   13,000  3/04/04 (b).........     1.09             12,975,203
    6,000  3/22/04 (b).........     1.09              5,985,285
    6,000  3/23/04 (b).........     1.09              5,985,103
    6,000  1/13/04 (b).........     1.10              5,997,800
   12,000  2/10/04.............     1.10             11,985,400
   12,000  3/10/04.............     1.11             11,974,585
           Northern Rock Plc
    8,000  2/10/04.............     1.10              7,990,222
    9,000  2/17/04.............     1.11              8,986,957
   10,000  1/13/04.............     1.12              9,996,267
           Preferred Receivables
           Funding
   20,000  1/27/04 (b).........     1.08             19,984,400
    8,879  3/22/04 (b).........     1.08              8,857,424
           Prudential Plc
   12,000  1/20/04.............     1.10             11,993,033
           Receivables Capital
           Corp.
   10,000  1/15/04.............     1.10              9,995,722
           San Paolo IMI Corp.
   15,000  3/02/04.............     1.10             14,972,042
           Santander Finance
   12,000  1/30/04.............     1.11             11,989,270
           Scaldis Capital Llc
    5,000  3/24/04 (b).........     1.10              4,987,320
           Sheffield Receivables
           Corp.
    9,000  2/17/04 (b).........     1.06              8,987,545
   12,000  1/15/04 (b).........     1.09             11,994,913
           Shell Finance
   13,000  3/08/04............      1.10             12,973,386
           Sigma Finance, Inc.
    4,000  3/16/04 (b).........     1.10              3,990,833
           Societe Generale NA,
           Inc.
   12,000  3/11/04.............     1.08             11,974,800
           Swedbank Forenings
   15,000  3/15/04.............     1.08             14,966,700
    5,000  3/26/04.............     1.11              4,986,896
           The Goldman Sachs
           Group, Inc.
   15,000  2/24/04 (b).........     1.11             14,975,025
   15,000  3/23/04 (b).........     1.12             14,961,733
           Unicredito Delaware,
           Inc.
    5,000  1/12/04.............     1.11              4,998,304
   12,000  2/17/04.............     1.11             11,982,610
           Westpac Capital Corp.
   15,000  5/04/04.............     1.08             14,944,200
    4,000  5/07/04.............     1.08              3,984,760
           Westpac Trust
   12,000  3/16/04.............     1.10             11,972,500
           Yorktown Capital Llc
   10,000  1/20/04 (b).........     1.08              9,994,300
                                                  -------------
           Total Commercial Paper
           (amortized cost
           $997,306,255).......                     997,306,255
                                                  -------------
           U.S. GOVERNMENT
           SPONSORED AGENCY
           OBLIGATIONS-31.0%
           Federal Home Loan
           Bank
  145,000  1.03%, 9/27/04 FRN..     1.07            144,957,048
   53,000  1.04%, 8/25/04 FRN..     1.07             52,987,910
   40,000  7/06/04.............     1.23             40,000,000
   21,000  9/22/04.............     1.43             21,000,000
           Federal Home Loan
           Mortgage Corporation
    7,000  2/05/04.............     1.09              6,992,582
    6,000  2/19/04.............     1.09              5,991,139
   24,000  2/26/04.............     1.09             23,959,307
    4,000  3/04/04.............     1.09              3,992,370
   15,000  2/27/04.............     1.10             14,973,875
   17,000  4/22/04.............     1.14             16,939,707
   38,833  5/20/04.............     1.14             38,660,688
   20,000  8/20/04.............     1.17             20,000,000

                                                AllianceBernstein Money Reserves
================================================================================

Principal
 Amount
  (000)    Security(a)              Yield             Value
---------------------------------------------------------------
           Federal National
           Mortgage Association
$  10,000  1.04%, 10/28/04 FRN.     1.08%           $ 9,996,710
   68,000  1.08%, 2/11/05 FRN..     1.10             67,984,808
   17,000  5/28/04.............     1.09             16,924,171
   19,000  3/31/04.............     1.10             18,947,750
   28,000  4/07/04.............     1.10             27,917,011
   40,000  7/06/04.............     1.11             40,000,000
   10,000  3/01/04.............     1.14              9,981,000
   10,000  3/08/04.............     1.14              9,978,783
   10,000  3/15/04.............     1.14              9,976,567
   21,000  5/05/04.............     1.15             20,916,389
   30,000  12/30/04............     1.61             30,000,000
                                                  -------------
           Total U.S. Government
           Sponsored Agency
           Obligations
           (amortized cost
           $653,077,815)..................          653,077,815
                                                  -------------
           CERTIFICATES OF
           DEPOSIT-15.3%
           Barclays Bank Plc
    8,000  1.09%, 3/05/04......     1.06              8,000,414
           Bayerische
           Landesbank FRN
   18,000  1.14%, 3/18/04......     1.13             18,000,519
           BNP Paribas
   15,000  1.10%, 4/19/04......     1.08             15,000,663
   20,000  1.11%, 3/22/04......     1.10             20,000,224
           Canadian Imperial
           Bank FRN
   12,000  1.09%, 5/28/04......     1.09             12,000,000
           Citibank NA
   12,000  1.09%, 2/23/04......     1.09             12,000,000
           Credit Agricole
           Indosuez
   16,000  1.11%, 2/11/04......     1.10             16,000,160
   10,000  1.11%, 3/12/04......     1.10             10,000,188
   12,000  1.12%, 3/08/04......     1.12             12,000,000
           Credit Lyonnais Bank
    9,000  1.11%, 3/03/04......     1.07              9,000,155
           HSH Norbank AG
   10,000  1.08%, 2/09/04......     1.08             10,000,000
   12,000  1.08%, 2/25/04......     1.08             12,000,000
   12,000  1.10%, 2/26/04......     1.10             12,000,000
           Landesbank Hessen
           Thueringen
   22,000  1.11%, 3/03/04......     1.10             22,000,377
           M & I Marshall &
           Iisley Bank
   12,000  1.08%, 3/18/04......     1.08             12,000,000
           Natexis Banque
   13,000  1.10%, 1/20/04......     1.10             13,000,000
    3,000  1.10%, 1/21/04......     1.10              3,000,000
    2,000  1.11%, 2/06/04......     1.11              2,000,010
   12,000  1.21%, 5/27/04......     1.19             12,000,730
           Nordea Bank
           Finland Plc
    6,000  1.27%, 8/04/04......     1.03              5,998,924
           Nordeutsche
           Landesbank
    6,500  1.11%, 2/17/04......     1.11              6,500,000
           Svenska
           Handelsbanken
   25,000  1.08%, 2/13/04......     1.08             24,999,934
   12,000  1.10%, 1/26/04......     1.10             12,000,000
           Toronto Dominion
           Bank
    6,000  1.09%, 3/12/04......     1.09              6,000,000
           WestLB AG
   25,000  1.11%, 2/27/04......     1.11             25,000,000
   11,000  1.14%, 3/29/04......     1.14             11,000,000
                                                  -------------
           Total Certificates of
           Deposit
           (amortized cost
           $321,502,298).......                     321,502,298
                                                  -------------
           CORPORATE
           OBLIGATIONS-6.5%
           Beta Finance, Inc.
           FRN
   12,000  1.09%, 2/05/04 (b)..     1.09             12,000,000
           Centauri Corp. FRN
   11,000  1.06%, 5/12/04 (b)..     1.07             10,999,901
   12,000  1.09%, 1/30/04 (b)..     1.09             12,000,000
           Citigroup Global
           Markets Holdings,
           Inc. FRN
   19,000  1.10%, 3/25/04......     1.10             19,000,000
           Dorada Finance, Inc.
           FRN
   12,000  1.08%, 2/18/04 (b)..     1.08             12,000,000
           European Investment
           Bank
    7,000  4.75%, 4/26/04......     1.23              7,077,264
           J.P. Morgan Chase &
           Co. FRN
   10,000  1.13%, 7/07/04......     1.13             10,000,000
           K2 (USA) Llc FRN
   15,000  1.09%, 2/12/04 (b)..     1.09             15,000,000
   15,000  1.09%, 2/17/04 (b)..     1.09             15,000,000

STATEMENT OF NET ASSETS (continued)             AllianceBernstein Money Reserves
================================================================================

Principal
 Amount
  (000)    Security(a)              Yield             Value
---------------------------------------------------------------
           Sigma Finance, Inc.
           FRN MTN
$  11,000  1.09%, 4/05/04 (b)..     1.10%        $   10,999,713
   12,000  1.09%, 7/16/04 (b)..     1.10             11,999,356
                                                 --------------
           Total Corporate
           Obligations
           (amortized cost
           $136,076,234).......                     136,076,234
                                                 --------------
           TOTAL
           INVESTMENTS-100.2%
           (amortized cost
           $2,107,962,602).....                   2,107,962,602
           Other assets less
           liabilities-(0.2%)..                      (3,852,481)
                                                 --------------
           NET ASSETS-100%
           (offering and
           redemption
           price of $1.00 per share;
           2,105,254,610 shares
           outstanding)........                  $2,104,110,121
                                                 ==============


--------------------------------------------------------------------------------
(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Securities issued in reliance on section 4(2) or Rule 144A of the Securities and Exchange Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, the aggregate market value of these securities amounted to $534,145,341 or 25.4% of net assets.

    Glossary of Terms:

    FRN  -Floating Rate Note
    MTN  -Medium Term Note

    See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2003 (unaudited)

                                                AllianceBernstein Money Reserves
================================================================================


INVESTMENT INCOME
   Interest.............................................................                        $   11,662,233
EXPENSES
   Advisory fee (Note B)................................................     $    5,112,741
   Distribution assistance and administrative service (Note C)..........          3,864,623
   Transfer agency (Note B).............................................            704,533
   Custodian fees.......................................................            157,371
   Printing.............................................................            104,825
   Registration fees....................................................             62,658
   Audit and legal fees.................................................             20,457
   Trustees' fees.......................................................              6,300
   Miscellaneous........................................................             24,701
                                                                             --------------
   Total expenses.......................................................         10,058,209
   Less: expense offset arrangement (Note B)............................                (74)
                                                                             --------------
   Net expenses.........................................................                            10,058,135
                                                                                                --------------
   Net investment income................................................                             1,604,098
REALIZED LOSS ON INVESTMENT TRANSACTIONS
   Net realized loss on investment transactions.........................                                (3,872)
                                                                                                --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............................                        $    1,600,226
                                                                                                ==============




STATEMENT OF CHANGES IN NET ASSETS
================================================================================


                                                                            Six Months Ended
                                                                            December 31, 2003     Year Ended
                                                                               (unaudited)      June 30, 2003
                                                                            ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income ...............................................     $    1,604,098     $   14,337,008
   Net realized gain (loss) on investment transactions..................             (3,872)            (5,535)
                                                                             --------------     --------------
   Net increase in net assets from operations...........................          1,600,226         14,331,473
DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income................................................         (1,604,098)       (14,337,008)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net decrease (Note E)................................................        (57,719,620)      (409,574,937)
                                                                             --------------     --------------
   Total decrease.......................................................        (57,723,492)      (409,580,472)
NET ASSETS
   Beginning of period..................................................      2,161,833,613      2,571,414,085
                                                                             --------------     --------------
   End of period........................................................     $2,104,110,121     $2,161,833,613
                                                                             ==============     ==============


--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2003 (unaudited)                   AllianceBernstein Money Reserves
================================================================================

NOTE A: Significant Accounting Policies
AllianceBernstein Capital Reserves (the "Trust"), formerly Alliance Capital Reserves is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios:
AllianceBernstein Capital Reserves, formerly Alliance Capital Reserves and AllianceBernstein Money Reserves (the "Portfolio"), formerly Alliance Money Reserves, each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Portfolio's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. Taxes
It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. Repurchase Agreements
It is the Portfolio's policy that its custodian or designated subcustodian take control of securities as collateral under the repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if the bankruptcy proceedings are commenced with respect to seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion.

Prior to November 1, 2003, the Adviser agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and where permitted, extraordinary expenses) exceed .96% of its average daily net assets for any fiscal year.

                                                AllianceBernstein Money Reserves
================================================================================


Effective November 1, 2003, the Adviser agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and where permitted, extraordinary expenses) exceed .98% of its average daily net assets for any fiscal year.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $297,594 for the six months ended December 31, 2003.

For the six months ended December 31, 2003, the Portfolio's expenses were reduced by $74 under an expense offset arrangement with AGIS.

NOTE C: Distribution Assistance and Administrative Services Plan
Under this Plan, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2003, the distribution fee amounted to $2,601,069. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2003, such payments by the Portfolio amounted to $1,263,554, of which $61,000 was paid to the Adviser.

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders At December 31, 2003, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2003, the Portfolio had no capital loss carryforward. The dividends paid by the Portfolio for the year ended June 30, 2003 are deemed to be ordinary income for federal income tax purposes.

NOTE E: Transactions in Shares of Beneficial Interest
An unlimited number of shares ($.001 par value) are authorized. At December 31, 2003, capital paid-in aggregated $2,105,254,610. Transactions, all at $1.00 per share, were as follows:

                                                                            Six Months Ended      Year Ended
                                                                            December 31, 2003      June 30,
                                                                               (unaudited)            2003
                                                                            ----------------   ----------------
Shares sold.............................................................      1,387,044,353      2,620,072,080
Shares issued on reinvestment of dividends..............................          1,604,098         14,337,008
Shares redeemed.........................................................     (1,446,368,071)    (3,043,984,025)
                                                                            ---------------     --------------
Net decrease............................................................        (57,719,620)      (409,574,937)
                                                                             ==============     ==============


FINANCIAL HIGHLIGHTS                            AllianceBernstein Money Reserves
================================================================================



Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                     Six Months
                                        Ended
                                    December 31,                      Year Ended June 30,
                                        2003     -------------------------------------------------------------
                                     (unaudited)    2003         2002        2001         2000        1999
                                    -----------  ----------- -----------  ----------- -----------  -----------
Net asset value, beginning of
   period ........................     $ 1.00       $1.00        $1.00       $1.00       $ 1.00       $ 1.00
                                       ------      ------       ------      ------       ------       ------
Income From Investment Operations
---------------------------------
Net investment income.............       .001        .006         .016        .051         .049(a)      .043(a)
                                       ------      ------       ------      ------       ------       ------
Less: Dividends
---------------
Dividends from net investment
   income ........................      (.001)      (.006)       (.016)      (.051)       (.049)       (.043)
                                       ------      ------       ------      ------       ------       ------
Net asset value, end of period....     $ 1.00      $ 1.00       $ 1.00      $ 1.00       $ 1.00       $ 1.00
                                       ======      ======       ======      ======       ======       ======
Total Return
------------
Total investment return based on
   net asset value (b)............       0.08%       0.63%        1.58%       5.19%        4.98%        4.39%
Ratios/Supplemental Data
------------------------
Net assets, end of period
   (in millions) .................     $2,104      $2,162       $2,571      $1,911       $1,812       $1,407
Ratio to average net assets of:
   Expenses, net of waivers and
     reimbursements...............        .97%(c)     .96%         .99%       1.00%        1.00%        1.00%
   Expenses, before waivers and
     reimbursements...............        .97%(c)     .96%         .99%       1.00%        1.01%        1.02%
   Net investment income..........        .15%(c)     .64%        1.54%       5.06%        4.90%(a)     4.28%(a)


(a) Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(c) Annualized.

                                                AllianceBernstein Money Reserves
================================================================================


AllianceBernstein Money Reserves
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672



TRUSTEES
William H. Foulk, Jr.(1), Chairman
Charles H.P. Duell(1)
David K. Storrs(1)
Shelby White(1)



OFFICERS
Marc O. Mayer, Chief Executive Officer
Susan L. Matteson, President
John J. Kelley, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Doris T. Muller, Senior Vice President
Raymond J. Papera, Senior Vice President
John F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
Joseph C. Dona, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and
   Chief Financial Officer
Thomas R. Manley, Controller


CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR
AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------
(1) Members of the Audit Committee.

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
                 (This page left intentionally blank)

AllianceBernstein Money Reserves
1345 Avenue of the Americas, New York, NY  10105
Toll free (800) 221-5672

Yields. For current recorded yield information on AllianceBernstein Money Reserves, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
Option 1  Option 2
Fund Code 3 6 #

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------



[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

ABMRSR1203

ITEM 2. CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     EXHIBIT NO.      DESCRIPTION OF EXHIBIT
     -----------      ----------------------

     11 (b) (1)       Certification of Principal Executive Officer
                      Pursuant to Section 302 of the Sarbanes-Oxley
                      Act of 2002

     11 (b) (2)       Certification of Principal Financial Officer
                      Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

     11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Capital Reserves

By:      /s/ Marc O. Mayer
         ----------------------
         Marc O. Mayer
         Chief Executive Officer

Date:    February 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         ---------------------
         Marc O. Mayer
         Chief Executive Officer

Date:    February 26, 2004

By:      /s/ Mark D. Gersten
         -----------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    February 26, 2004